Accounting Policies - Summary of Increase (Decrease in Profit Before Tax (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure - Accounting Policies - Summary of Increase (Decrease in Profit Before Tax [Abstract]
Increase in profit before tax due to 20 percentage increase in HPI rate	£ 20
Increase in profit before tax due to 10 percentage increase in HPI rate	12
Decrease in profit before tax due to 10 percentage decrease in HPI rate	(20)
Decrease in profit before tax due to 20 percentage decrease in HPI rate	£ (52)